Equity - Schedule of Movement of the Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	$ (78,104)	$ (43,902)
Other comprehensive Income (loss) for the Period	(12,804)	(34,202)	$ (43,555)
Ending balance	(90,908)	(78,104)
Cash Flow Hedges [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(3,098)	(7,194)
Other comprehensive Income (loss) for the Period	495	4,096
Ending balance	(2,603)	(3,098)
Fair Value Reserves [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	457	(748)
Other comprehensive Income (loss) for the Period	503	1,205
Ending balance	960	457
Reserves Relating to Actuarial Gains and Losses [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(116,704)	(74,177)
Other comprehensive Income (loss) for the Period	(14,608)	(42,527)
Ending balance	(131,312)	(116,704)
Income Tax Reserves Relating to Fair Value Reserves [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	3	3
Ending balance	3	3
Income Tax Reserves Relating to Reserve Actuarial Gains and Losses [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	527	86
Other comprehensive Income (loss) for the Period	(855)	441
Ending balance	(328)	527
Revaluation of Administrative Property [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	40,695	37,934
Other comprehensive Income (loss) for the Period	1,074	2,761
Ending balance	41,769	40,695
Total OCI [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	(78,120)	(44,096)
Other comprehensive Income (loss) for the Period	(13,391)	(34,024)
Ending balance	(91,511)	(78,120)
Non-controlling interests [member]
Disclosure of the Other Comprenhensive Income [line items]
Beginning balance	16	194
Other comprehensive Income (loss) for the Period	587	(178)
Ending balance	$ 603	$ 16